INTANGIBLE ASSETS (Details 2)	12 Months Ended
Dec. 31, 2020
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Amortisation method, intangible assets other than goodwill	5
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Amortisation method, intangible assets other than goodwill	15
Brand names [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Amortisation method, intangible assets other than goodwill	7